Debt - Convertible Notes - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 03, 2021	Apr. 30, 2021	Mar. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Debt issuance costs				$ 2,243	$ 4,807
Notes issued	$ 4,300
Convertible notes exchanged for common stock		1,007,246
Interest expense, net				95,741	64,800
Loss on debt extinguishment, net				45,250
Paid-in-kind interest				10,958	37,345
Convertible Notes
Debt Instrument [Line Items]
Gross proceeds received				59,680
Debt instrument, beneficial conversion feature				15,252
Debt instrument, convertible, beneficial conversion feature net of taxes				14,561
Debt issuance costs					4,695
Principal and accrued PIK interest				$ 120,599
Principal and accrued PIK interest converted to common stock shares				15,386,379
Convertible notes exchanged for common stock				18,263,755
Interest expense, net				$ 32,100
Loss on debt extinguishment, net				2,070
Carrying value of convertible notes				11,197	94,352
Paid-in-kind interest				4,087
Debt instrument amount				8,132	100,841
Unamortized debt discount				1,022	36,321
Interest expense				$ 39,219	19,913
Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest rate				15.00%
Convertible Notes | Minimum
Debt Instrument [Line Items]
Debt instrument, term				5 years
Interest rate				6.00%
2019 Notes
Debt Instrument [Line Items]
Debt issuance costs					3,454
Notes issued				$ 4,000
Convertible notes purchased in cash				4,000
Convertible notes purchased worth shares of capital stock				4,000
Convertible Notes purchased				8,000
Trust's obligation to issue capital stock to holder as a capital contribution				4,000
Carrying value of convertible notes					21,260
Debt instrument amount					17,320
Unamortized debt discount					$ 986
2019 Notes | Letter Agreement
Debt Instrument [Line Items]
Trust's obligation to issue capital stock to holder as a capital contribution				4,000
Value of shares issued in exchange of termination of Trust's obligation				$ 4,363
Interest rate			1.00%			15.00%
Termination of trust's obligation recognized as capital distribution with offsetting debt premium			$ 4,000
Accrued interest write off			1,056
2019 Notes | Series F Convertible Preferred Stock | Letter Agreement
Debt Instrument [Line Items]
Debt issuance costs			$ 3,307
Shares issued in exchange of termination of Trust's obligation				652,237